As filed with the Securities and Exchange Commission on March 15, 2000

                                             Securities Act File No. 333-88395
                                     Investment Company Act File No. 811-08573
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                           ------------------------
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           ------------------------


PRE-EFFECTIVE AMENDMENT NO                   POST-EFFECTIVE AMENDMENT NO. 1 / /
                       (check appropriate box or boxes)
                           ------------------------

                      MuniYield Pennsylvania Insured Fund
            (Exact Name of Registrant as Specified in its Charter)
                           ------------------------

                                (609) 282-2800
                       (Area Code and Telephone Number)
                           ------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                           ------------------------

                                Terry K. Glenn
                          MuniYield Pennsylvania Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                           ------------------------

                                  Copies to:
     Frank P. Bruno, Esq.                       Michael J. Hennewinkel, Esq.
       Brown & Wood LLP                     Merrill Lynch Asset Management, L.P.
    One World Trade Center                         800 Scudders Mill Road
    New York, NY 10048-0557                         Plainsboro, NJ 08536

===============================================================================

This amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C to the Registration Statement (including signature page).

The proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-88395) filed on November 10, 1999.

     This amendment is being filed solely to file as Exhibit Nos. 12(a) and 12(b) to this Registration Statement the private letter rulings received from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification

     Section 5.3 of the Registrant's Declaration of Trust, Article VI of the Registrant's By-Laws and the Investment Advisory Agreement filed as Exhibit 6 provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Reference is made to Section seven of the Purchase Agreement, a form of which is filed as Exhibit 7(a) hereto, for provisions relating to the indemnification of the Underwriter.

Item 16. Exhibits


  1(a)  --Declaration of Trust of the Registrant, dated August 24, 1992.(c)
   (b)  --Form of Certificate of Designation creating AMPS. (c)
   (c)  --Form of Amendment to Certificate of Designation. (a)
   (d)  --Form of Certificate of Designation creating Series B AMPS. (a)
     2  --By-Laws of the Registrant.(c)
     3  --Not applicable.
     4  --Form of Agreement and Plan of Reorganization among the
        Registrant and MuniVest Pennsylvania Insured Fund and
        MuniHoldings Pennsylvania Insured Fund (included in Exhibit II to the Proxy Statement and Prospectus contained in this Registration Statement).(c)
     5  --Copies of instruments defining the rights of shareholders, including the relevant portions of the Declaration of Trust and the By-Laws of the Registrant.(b)
     6  --Form of Investment Advisory Agreement between Registrant and Fund
           Asset Management, L.P.(c)
  7(a)  --Form of Purchase Agreement for the AMPS.(c)
   (b)  --Form of Purchase Agreement for the Common Shares.(c)
   (c)  --Form of Merrill Lynch Standard Dealer Agreement.(c)
     8  --Not applicable.
     9  --Custodian Agreement between the Registrant and State Street Bank and
           Trust Company.(c)
    10  --Form of Dividend Reinvestment Plan.(c)
    11  --Opinion and Consent of Brown & Wood LLP, counsel for the
           Registrant.(c)
 12(a)  --Private Letter Ruling from the Internal Revenue Service on behalf of MuniHoldings Pennsylvania Insured Fund.
   (b) --Private Letter Ruling from the Internal Revenue Service on behalf of MuniVest Pennyslvania Insured Fund.
 13(a)  --Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
           Agency Agreement between the Registrant and State Street Bank and Trust Company.(c)
   (b) --Form of Auction Agent Agreement between the Registrant and IBJ Whitehall Bank & Trust Company.(c)
   (c)  --Form of Broker-Dealer Agreement.(c)
   (d)  --Form of Letter of Representations.(c)
 14(a)  --Consent of Deloitte & Touch LLP, independent auditors for the
           Registrant.(c)
   (b)  --Consent of Deloitte & Touch LLP, independent auditors for MuniVest Pennsylvania Insured Fund.(c)
    15  --Not applicable.
    16  --Power of Attorney (Included on the signature page of this
           Registration Statement).
----------
(a) Filed on October 4, 1999 as an Exhibit to Registrant's Registration Statement on Form No. N-14 (File No. 333-88395).
(b) Reference is made to Article V (section 5.1), Article VI (sections 1, 2, 4, 5 and 7), Article VIII, Article IX, and Article X of the Registrant's Declaration of Trust and to Article II, Article III,
         Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws.
(c) Filed on November 10, 1999 as an Exhibit to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14
         (File No. 333-88395).


Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro, and the State of New Jersey, on the 15th day of March, 2000.

                                   MUNIYIELD PENNSYLVANIA INSURED FUND
                                               (Registrant)



                                   By       /s/ Donald C. Burke
                                      ----------------------------------------
                                      (Donald C. Burke, Vice President
                                                 and Treasurer)

     As required by the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

               Signature                                 Title                        Date


            TERRY K. GLENN*                 President and Trustee
----------------------------------------
           (Terry K. Glenn)                 (Principal Executive Officer)

           DONALD C. BURKE*                 Vice President and Treasurer
----------------------------------------
           (Donald C. Burke)                (Principal Financial
                                            and Accounting Officer)

         LAURIE SIMON HODRICK*              Trustee
----------------------------------------
        (Laurie Simon Hodrick)

            M. COLYER CRUM*                 Trustee
----------------------------------------
           (M. Colyer Crum)

          JACK B. SUNDERLAND*               Trustee
----------------------------------------
         (Jack B. Sunderland)

          J. THOMAS TOUCHTON*               Trustee
----------------------------------------
         (J. Thomas Touchton)

            FRED G. WEISS*                  Trustee
----------------------------------------
            (Fred G. Weiss)

            ARTHUR ZEIKEL*                  Trustee
----------------------------------------
            (Arthur Zeikel)

*By:     /s/ DONALD C. BURKE                                                                March 15, 2000
----------------------------------------
  (Donald C. Burke, Attorney-in-Fact)


                                   Exhibits

Exhibit
  No.                                        Description


12(a)  --  Private Letter Ruling from the Internal Revenue Service on behalf of
           MuniHoldings Pennsylvania Insured Fund.
  (b) -- Private Letter Ruling from the Internal Revenue Service on behalf of MuniVest Pennsylvania Insured Fund.

Internal Revenue Service                     Department of the Treasury

Index Number:  368-03-00                     Washington, DC 20224

Donald C. Burke                              Person to Contact
Vice President and Treasurer                 Christopher M. Bass - 50-08512
MuniYield Pennsylvania Fund                  Telephone Number:
800 Scudders Mill Road                       (202) 622-7770
Plainsboro, NJ 08536                         Refer Reply To:
                                             CC:DOM:CORP:2-PLR-116162-99
                                             Date:
                                             February 17, 2000



Legend:

Acquiring             =          MuniYield Pennsylvania Fund
                                 a Massachusetts Corporation
                                 EIN: 22-3199516

Target Fund           =          MuniHoldings Pennsylvania Insured Fund
                                 a Massachusetts Corporation
                                 EIN: 22-3636380

State X               =          Massachusetts

State Y               =          Pennsylvania

Dear Mr. Burke:

     This letter responds to your representative's September 24, 1999 request for rulings under Section 368(a)(1)(C) of the Internal Revenue Code on behalf of the above-captioned taxpayers. Additional information with respect to the proposed transaction was submitted in letters dated December 10, 1999 and January 12, 2000. The information submitted for consideration is summarized below.

     Acquiring is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under Sections 851-855 of the Internal Revenue Code (the "Code"). Acquiring's investment objective is to provide shareholders with high income exempt from Federal income tax and State Y personal income taxes. Acquiring seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations issued by or on behalf of State Y, its political subdivisions, agencies and instrumentalities and by other qualifying issuers that pay interest which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and State Y personal income taxes. Acquiring currently has outstanding voting common stock and one series of voting preferred stock.

     Target Fund was organized under the laws of State X and will elect to be taxed as a RIC under Sections 851-855 of the Code. Like Acquiring, Target Fund's investment objective is to provide shareholders with current income exempt from Federal income tax and State Y personal income taxes. Target Fund seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations issued by or on behalf of State Y, its political subdivisions, agencies and instrumentalities and by other qualifying issuers that pay interest which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and State Y personal income taxes. Target Fund currently has outstanding voting common stock and one series of voting preferred stock.

     Acquiring and Target Fund have entered into an agreement and plan of reorganization for what are represented to be valid business reasons. Pursuant to the agreement, the transaction consists of the following steps:

(1) Target Fund will transfer all of its assets and liabilities to Acquiring in exchange for an equal value of newly issued Acquired common voting stock and non-qualified preferred stock.

(2) Target Fund will distribute to their shareholders all of the Acquiring stock received in the transaction. Each Target Fund shareholder will receive shares of Acquiring on a pro rata basis.

(3) Target Fund will liquidate and dissolve in accordance with the laws of State X, and terminate its registration under the 1940 Act.

     The following representations have been made in connection with the proposed transaction:

(a) The fair market value of the Acquiring stock received by Target Fund shareholders will be approximately equal to the fair market value of the Target Fund stock surrendered in the exchange.

(c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay its reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target Fund's business as an closed-end investment company as required by
Section 22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by Target Fund immediately preceding the transfer will be included as assets of Target Fund held immediately prior to the transaction.

(d) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction.

(e) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target Fund acquired in the transaction, except for dispositions made in telecommunications ordinary course of business or transfers described in section 368(a)(2)(C) of the Code.

(f) Target Fund will distribute to its shareholders the stock of Acquiring received pursuant to the Plan of Reorganization.

(g) The liabilities of Target Fund assumed by Acquiring and any liabilities to which the transferred assets of Target Fund are subject were incurred by Target Fund in the ordinary course of its business.

(h) Following the Reorganization, Acquiring will continue the historic business of Target Fund or use a significant portion of Target Fund's historic business assets in the continuing business.

(i) Target Fund, Acquiring and the shareholders of Target Fund will pay their respective expenses, if any, incurred in connection with the Reorganization.

(j) There is no intercorporate indebtedness existing between Target Fund and Acquiring that was issued, acquired, or will be settled at a discount.

(k) Target Fund and Acquiring qualify as a regulated investment company as defined in section 368(a)(2)(F)(i) and (ii) of the Code.

(l) The fair market value of the assets of Target Fund transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring.

(m) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target Fund.

(n) Cash is being distributed to shareholders of Target Fund in lieu of fractional shares of Acquiring solely to save Acquiring the expense and inconvenience of issuing and transferring fractional shares, and such cash does not represent separately bargained for consideration in the Reorganization. The total cash consideration that will be paid in each transaction between Acquiring and Target Fund to the Target Fund shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued in the transaction to Target Fund shareholders in exchange for their shares of Target Fund stock. The fractional share interests of each shareholder of Target Fund will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

(o) Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of section 368(a)(3)(A).

(p) Target Fund and Acquiring have elected to be taxed as RICs under Section 851, and for all of their taxable periods (including the last short taxable period ending on the date of Reorganization for Target Fund), have qualified for the special tax treatment afforded RICs under the Code. After the Reorganization, Acquiring intends to continue to so qualify.

(q) There is no plan or intention by Acquiring or any person related (as defined in Section 1.368-1(e)(3)) to Acquiring to acquire any of the stock of Acquiring issued in the transaction either directly or through any transaction, agreement, or arrangement with any other person.

(r) During the five-year period ending on the date of the proposed transaction, Target Fund nor any person related to Target Fund (as defined in Section 1.368-1(e)(3) of the Income Tax Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired stock of Target Fund with consideration other than shares of Acquiring or Target Fund, or (ii) made distributions with respect to Target Fund stock, except for (a) distributions described in Sections 852 and 4982 of the Code, and (b) additional distributions, to the extent such distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Target Fund on the effective date of the proposed transaction.

(s) Prior to or in the transaction, neither Acquiring nor any person related to Acquiring (as defined in 1.368-1(e)(3)) will have acquired directly or through any transaction, agreement or arrangement with any other person, stock of Target Fund with consideration other than shares of Acquiring.

(t) Acquiring and Target Fund is incorporated under the laws of State X and is registered under the Investment Company Act of 1940 ("1940 Act") as non-diversified, leveraged closed-end investment companies. Non-Diversified within the meaning of the 1940 Act means that investment companies are not limited in the proportion of assets that they may invest in the securities of a single issuer. Acquiring and the Target Fund are, however, managed so as to meet the diversification requirements of Section 851(b)(3) of the Code and qualify for tax treatment as RICs.

(u) There is no plan or intention for Acquiring (the issuing corporation as defined in Section 1.368-1(b)), or any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the proposed transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target Fund in the proposed transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for cash distributed to the Target Fund's common shareholders in lieu of fractional shares of Acquiring common stock.

(v) During the five year period ending on the date of the proposed transaction: (i) neither Acquiring, nor any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, will have acquired Target Fund's stock with consideration other than Acquiring stock; (ii) Target Fund, nor any person related (as defined in Section1.368-1(e)(3) determined without regard to Section 1.368-1(e)(3)(i)(A)) to Target Fund, will have acquired such Target Fund's stock with consideration other than Acquiring stock or Target Fund's stock;
and (iii) no distributions will have been made with respect to Target Fund's stock (other than ordinary, normal, regular, dividend distributions made pursuant to target's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for (a) cash paid to dissenters and (b) distributions described in Sections 852 and 4982 of the Code, as required for Target Fund's tax treatment as a RIC.

(w) The aggregate value of the acquisitions, redemptions and distributions discussed in paragraphs (u) and (v), above, will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions and distributions) of the proprietary interest in Target Fund on the effective date of the proposed transaction.

(x) The Acquiring preferred stock received by Target Fund preferred stockholders will be substantially identical (as defined in Prop. Treas. Reg.
Section 1.356-7(b)(2), 65 Fed. Reg. 4203 (2000)) to the Target Fund preferred stock surrendered in exchange therefor.

(y) Target Fund represents that at the time of incorporation, there was no plan or intent to sell or otherwise dispose of its assets except in the ordinary course of business.

     Based solely upon the information and representations set forth above, we hold as follows:

(1) The acquisition by Acquiring of substantially all of the assets of Target Fund solely for Acquiring voting stock and the assumption by Acquiring of the liabilities of Target Fund, as described above, will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code. "Substantially all" means at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets of Target Fund. Acquiring and Target Fund will each be "a party to a reorganization" within the meaning of Section 368(b).

(2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting common stock (Section 361(a)).

(3) No gain or loss will be recognized by Target Fund upon the distribution of such Acquiring stock to Target Fund shareholders (Section 361(c)).

(4) Acquiring will not recognize any gain or loss on the receipt of the assets of Target Fund in exchange for voting shares of Acquiring (Section 1032(a)).

(5) The basis of Target Fund assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target Fund immediately prior to the exchange (Section 362(b)).

(6) The holding period of Target Fund assets in the hands of Acquiring will include the period during which such assets were held by Target Fund (Section 1223(2)).

(7) The common and preferred shareholders of Target Fund will not recognize any gain or loss on their receipt of common and preferred stock of Acquiring (including fractional share interests to which they may be entitled) solely in exchange for their Target Fund shares, as described above (Section354 (a)(1)).

(8) The basis of the Acquiring shares (including fractional share interests to which they may be entitled) received by Target Fund shareholders will be the same as the basis of the Target Fund shares surrendered in exchange therefor (Section 358(a)(1)).

(9) The holding period of the Acquiring shares (including fractional share interests to which they may be entitled) received by Target Fund shareholders in exchange for their Target Fund shares will include the period during which the exchanged Target Fund shares were held, provided that the Target Fund shares are held as a capital asset in the hands of the Target Fund shareholders on the date of the exchange (Section 1223(l)).

(10) The payment of cash to Target Fund shareholders in lieu of fractional shares of Acquiring will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed by Acquiring. The cash payment will be treated as a distribution in full payment for the fractional shares deemed redeemed under Section 302(a), with the result that Target Fund shareholders will have short-term or long-term capital gain or loss to the extent that the cash distribution differs from the basis allocable to their fractional shares.

(11) Pursuant to Section 381(b) of the Code and Section 1.381(a)-1 of the Income Tax Regulations, the tax year of Target Fund will end on the effective date of the transfer.

(12) Acquiring will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     No opinion is expressed about the federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     Except as expressly provided herein, no opinion is expressed or implied concerning the tax consequences of any aspect of any transaction or item discussed or referenced in this letter. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target Fund qualify as RICs that are taxable under Subchapter M, Part I of the Code.

     This ruling is directed only to the taxpayer(s) requesting it. Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

     In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

     A copy of this letter must be attached to any income tax return to which it is relevant.

                                  Sincerely,

                                  Assistant Chief Counsel (Corporate)


                                  By: /s/ Lewis K. Brickater
                                      -----------------------------------------
                                      Lewis K Brickates
                                      Assistant to Chief, Branch 2

PLR-116161-990



cc:      Thomas A. Humphreys
         Brown & Wood LLP
         1 World Trade Center
         New York, NY 10048

         District Director, New Jersey
         Chief, Examinations Division

Internal Revenue Service                     Department of the Treasury

Index Number:  368-03-00                     Washington, DC 20224

Donald C. Burke                              Person to Contact
Vice President and Treasurer                 Christopher M. Bass - 50-08512
MuniYield Pennsylvania Fund                  Telephone Number:
800 Scudders Mill Road                       (202) 622-7770
Plainsboro, NJ 08536                         Refer Reply To:
                                             CC:DOM:CORP:2-PLR-116161-99
                                             Date:
                                             February 17, 2000





Legend:

Acquiring             =          MuniYield Pennsylvania Fund
                                 a Massachusetts Corporation
                                 EIN: 22-3199516

Target Fund           =          MuniVest Pennsylvania Insured Fund
                                 a Massachusetts Corporation
                                 EIN: 22-3246525

State X               =          Massachusetts

State Y               =          Pennsylvania

Dear Mr. Burke:

     This letter responds to your representative's September 24, 1999 request for rulings under Section368(a)(1)(C) of the Internal Revenue Code on behalf of the above-captioned taxpayers. Additional information with respect to the proposed transaction was submitted in letters dated December 10, 1999 and January 12, 2000. The information submitted for consideration is summarized below.

     Acquiring is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under Sections 851-855 of the Internal Revenue Code (the "Code"). Acquiring's investment objective is to provide shareholders with high income exempt from Federal income tax and State Y personal income taxes. Acquiring seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations issued by or on behalf of State Y, its political subdivisions, agencies and instrumentalities and by other qualifying issuers that pay interest which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and State Y personal income taxes. Acquiring currently has outstanding voting common stock and one series of voting preferred stock.

     Target Fund is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. Target Fund has elected to be taxed as a RIC under Sections 851-855 of the Code. Like Acquiring, Target Fund's investment objective is to provide shareholders with current income exempt from Federal income tax and State Y personal income taxes. Target Fund seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations issued by or on behalf of State Y, its political subdivisions, agencies and instrumentalities and by other qualifying issuers that pay interest which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and State Y personal income taxes. Target Fund currently has outstanding voting common stock and one series of voting preferred stock.

     Acquiring and Target Fund have entered into an agreement and plan of reorganization for what are represented to be valid business reasons. Pursuant to the agreement, the transaction consists of the following steps:

(1) Target Fund will transfer all of its assets and liabilities to Acquiring in exchange for an equal value of newly issued Acquired common voting stock and nonqualified preferred stock.

(2) Target Fund will distribute to their shareholders all of the Acquiring stock received in the transaction. Each Target Fund shareholder will receive shares of Acquiring on a pro rata basis.

(3) Target Fund will liquidate and dissolve in accordance with the laws of State X, and terminate its registration under the 1940 Act.

     The following representations have been made in connection with the proposed transaction:

(a) The fair market value of the Acquiring stock received by Target Fund shareholders will be approximately equal to the fair market value of the Target Fund stock surrendered in the exchange.

(c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay its reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target Fund's business as an closed-end investment company as required by Section22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by Target Fund immediately preceding the transfer will be included as assets of Target Fund held immediately prior to the transaction.

(d) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction.

(e) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target Fund acquired in the transaction, except for dispositions made in the ordinary course of business or transfers described in section 368(a)(2)(C) of the Code.

(f) Target Fund will distribute to its shareholders the stock of Acquiring received pursuant to the Plan of Reorganization.

(g) The liabilities of Target Fund assumed by Acquiring and any liabilities to which the transferred assets of Target Fund are subject were incurred by Target Fund in the ordinary course of its business.

(h) Following the Reorganization, Acquiring will continue the historic business of Target Fund or use a significant portion of Target Fund's historic business assets in the continuing business.

(i) Target Fund, Acquiring and the shareholders of Target Fund will pay their respective expenses, if any, incurred in connection with the Reorganization.

(j) There is no intercorporate indebtedness existing between Target Fund and Acquiring that was issued, acquired, or will be settled at a discount.

(k) Target Fund and Acquiring qualify as a regulated investment companies as defined in section 368(a)(2)(F)(i) and (ii) of the Code.

(l) The fair market value of the assets of Target Fund transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring,

(m) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target Fund.

(n) Cash is being distributed to shareholders of Target Fund in lieu of fractional shares of Acquiring solely to save Acquiring the expense and inconvenience of issuing and transferring fractional shares, and such cash does not represent separately bargained for consideration in the Reorganization. The total cash consideration that will be paid in each transaction between Acquiring and Target Fund to the Target Fund shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued in the transaction to Target Fund shareholders in exchange for their shares of Target Fund stock. The fractional share interests of each shareholder of Target Fund will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

(o) Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of section 368(a)(3)(A).

(p) Target Fund and Acquiring have elected to be taxed as RICs under Section 851, and for all of their taxable periods (including the last short taxable period ending on the date of Reorganization for Target Fund), have qualified for the special tax treatment afforded RICs under the Code. After the Reorganization, Acquiring intends to continue to so qualify.

(q) There is no plan or intention by Acquiring or any person related (as defined in Section1.368-1 (e)(3)) to Acquiring to acquire any of the stock of Acquiring issued in the transaction either directly or through any transaction, agreement, or arrangement with any other person.

(r) During the five-year period ending on the date of the proposed transaction, Target Fund nor any person related to Target Fund (as defined in Section1.368-1(e)(3) of the Income Tax Regulations without regard to section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired stock of Target Fund with consideration other than shares of Acquiring or Target Fund, or (ii) made distributions with respect to Target Fund stock, except for (a) distributions described in Sections 852 and 4982 of the Code, and (b) additional distributions, to the extent such distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Target Fund on the effective date of the proposed transaction.

(s) Prior to or in the transaction, neither Acquiring nor any person related to Acquiring (as defined in 1.368-1(e)(3)) will have acquired directly or through any transaction, agreement or arrangement with any other person, stock of Target Fund with consideration other than shares of Acquiring.

(t) Acquiring and Target Fund is incorporated under the laws of State X and is registered under the Investment Company Act of 1940 (" 1940 Act") as non-diversified, leveraged closed-and investment companies. Non-Diversified within the meaning of the 1940 Act means that investment companies are not limited in the proportion of assets that they may invest in the securities of a single issuer. Acquiring and the Target Fund are, however, managed so as to meet the diversification requirements of Section 851(b)(3) of the Code and qualify for tax treatment as RICs.

Target Funds and Acquiring have elected to be taxed as RICs under Section 851, and for all of their taxable periods (including the last short taxable period ending on the date of Reorganization, for each Target Fund), have qualified for the special tax treatment afforded RICs under the Code. After the Reorganization, Acquiring intends to continue to so qualify.

There is no plan or intention by Acquiring or any person related (as defined in Section 1.368-1(e)(3)) to Acquiring to acquire any of the stock of Acquiring issued in the transaction either directly or through any transaction, agreement, or arrangement with any other person.

During the five-year period ending on the date of the proposed transaction, no Target Fund nor any person related to a Target Fund (as defined in ss. 1.368-1(e)(3) of the Income Tax Regulations without regard to section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired stock of a Target Fund with consideration other than shares of Acquiring or the respective Target Fund, or
(ii) made distributions with respect to Target Fund stock, except for (a) distributions described in Sections 852 and 4982 of the Code, and (b) additional distributions, to the extent such distribution do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in the particular Target Fund on the effective date of the proposed transaction.

Prior to or in the transaction, neither Acquiring nor any person related to Acquiring (as defined in 1.368-1(e)(3)) will have acquired directly or through any transaction, agreement or arrangement with any other person, stock of a Target Fund with consideration other than shares of Acquiring.

Acquiring and Target Funds are incorporated under the laws of State X and are registered under the Investment Company Act of 1940 ("1940 Act") as non-diversified, leveraged closed-end investment companies. Non-Diversified within the meaning of the 1940 Act means that Funds are not limited in the proportion of assets that they may invested in the securities of a single issuer. Acquiring and the Target Funds are, however, managed so as to meet the diversification requirements of Section851(b)(3) of the Code and qualify for tax treatment as RICs

There is no plan or intention for Acquiring (the issuing corporation as defined in Section 1.368-1(b)), or any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the proposed transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in a Target Fund in the proposed transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for cash distributed to the Target Fund's common shareholders in lieu of fractional shares common stock (Section 361(a)).

(3) No gain or loss will be recognized by Target Fund upon the distribution of such Acquiring stock to Target Fund shareholders (Section 361(c)).

(4) Acquiring will not recognize any gain or loss on the receipt of the assets of Target Fund in exchange for voting shares of Acquiring (Section 1032(a)).

(5) The basis of Target Fund assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target Fund immediately prior to the exchange (Section 362(b)).

(6) The holding period of Target Fund assets in the hands of Acquiring will include the period during which such assets were held by Target Fund (Section 1223(2)).

(7) The common and preferred shareholders of Target Fund will not recognize any gain or loss on their receipt of common and preferred stock of Acquiring (including fractional share interests to which they may be entitled) solely in exchange for their Target Fund shares, as described above (Section 354(a)(1)).

(8) The basis of the Acquiring shares (including fractional share interest's to which they may be entitled) received by Target Fund shareholders will be the same as the basis of the Target Fund shares surrendered in exchange therefor (Section 358(a)(1)).

(9) The holding period of the Acquiring shares (including fractional share interests to which they may be entitled) received by Target Fund shareholders in exchange for their Target Fund shares will include the period during which the exchanged Target Fund shares were held, provided that the Target Fund shares are held as a capital asset in the hands of the Target Fund shareholders on the date of the exchange (Section 1223(l)).

(10) The payment of cash to Target Fund shareholders in lieu of fractional shares of Acquiring will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed by Acquiring. The cash payment will be treated as a distribution in full payment for the fractional shares deemed redeemed under Section302(a) with the result that Target Fund shareholders will have short-term or long-term capital gain or loss to the extent that the cash distribution differs from the basis allocable to their fractional shares.

(11) Pursuant to Section 381(b) of the Code and Section 1.381(a)-1 of the Income Tax Regulations, the tax year of Target Fund will end on the effective date of the transfer.

(12) Acquiring will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     No opinion is expressed about the federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     Except as expressly provided herein, no opinion is expressed or implied concerning the tax consequences of any aspect of any transaction or item discussed or referenced in this letter. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target Fund qualify as RICs that are taxable under Subchapter M, Part I of the Code.

     This ruling is directed only to the taxpayer(s) requesting it. Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

     In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

     A copy of this letter must be attached to any income tax return to which it is relevant.

                                  Sincerely,

                                  Assistant Chief Counsel (Corporate)


                                  By:  /s/ Lewis K. Brickates
                                       ----------------------------------------
                                       Lewis K Brickates
                                       Assistant to Chief, Branch 2


PLR-116161-990


cc:  Thomas A. Humphreys
     Brown & Wood LLP
     1 World Trade Center
     New York, NY 10048

     District Director, New Jersey
     Chief, Examinations Division
cc:  Thomas A. Humphreys
     Brown & Wood LLP
     1 World Trade Center
     New York, NY 10048

     District Director, New Jersey
     Chief, Examinations Division